CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	$ (5,988,000)	$ (16,631,000)	$ (21,910,000)	$ (49,934,000)	$ (8,711,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,858,000	1,762,000	3,912,000	3,914,000	455,000
Amortization of debt issuance costs	420,000	0	481,000	0	321,000
Share-based compensation expense	625,000	1,825,000	2,200,000	3,385,000	270,000
Provision for doubtful accounts	173,000	720,000	1,195,000	2,346,000	175,000
Allowance for inventory obsolescence			0	700,000	0
Loss on termination of investment	0	3,524,000	(4,201,000)	0	0
Loss on sale of assets			0	446,000	0
Warrants issued in exchange for services			0	0	87,000
Termination of branding rights agreement	152,000	0
Unrealized gain on change in fair value of investments	(125,000)	(395,000)	(548,000)	1,713,000	0
Changes in operating assets and liabilities:
Accounts receivable	(1,526,000)	1,390,000	966,000	(6,230,000)	(1,693,000)
Inventory	(1,501,000)	1,980,000	485,000	1,580,000	(8,127,000)
Prepaid expenses and other current assets	(553,000)	(333,000)	(1,043,000)	(463,000)	(1,568,000)
Other assets	0	0	18,000	(2,000,000)	(7,000)
Accounts payable and accrued expenses	(4,320,000)	2,307,000	2,222,000	5,207,000	(651,000)
Net cash received from disposition of business interest			500,000	0
Other current and long-term liabilities	0	(98,000)	(90,000)	13,000	1,217,000
Net cash used in operating activities	(10,785,000)	(7,473,000)	(7,752,000)	(39,323,000)	(18,232,000)
CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from asset sales	1,979,000	0	743,000	1,455,000	0
Purchases of property and equipment	(608,000)	4,110,000	6,850,000	(9,991,000)	(2,628,000)
Disposition of business interest, net of cash received	0	2,743,000	500,000		0
Acquisition of business assets, net	(6,642,000)	0
Investment in corporate interests	0	0	0	(1,525,000)	(148,000)
Net cash used in investing activities	(5,271,000)	(1,367,000)	(5,607,000)	(10,061,000)	(2,776,000)
CASH FLOW FROM FINANCING ACTIVITIES
Principal payments on lease obligations	(1,164,000)	(1,053,000)	(2,951,000)	(1,155,000)	(40,000)
Payments on notes payable	(128,000)	(31,000)	(4,267,000)	(106,000)	(850,000)
Proceeds from convertible notes, net of financing costs	0	13,663,000
Issuance of warrants associated with convertible notes offering	0	1,556,000
Proceeds from brokered private placement	0	62,000	0	40,195,000	0
Fees on public brokered private placement			0	(1,919,000)	0
Proceeds from lease financing	0	0	671,000	0	0
Proceeds from notes payable	0	0	3,800,000	76,000	500,000
Proceeds from convertible debentures, net of financing costs			15,281,000	0	0
Proceeds from exercise of warrants and options	710,000	0	0	127,000	0
Issuance of subordinate voting shares for acquisition	0	0	0	3,200,000	0
Proceeds from exercise of warrants			210,000	0	0
Proceeds from subordinate voting share offering			26,930,000	0	0
Fees on subordinate voting share offering			(1,909,000)	0	0
Proceeds from share offering			0	0	29,479,000
Payment of debt issuance costs	0	0
Net cash (used) provided by financing activities	(582,000)	14,197,000	37,765,000	40,418,000	29,089,000
Change in cash and cash equivalents and restricted cash	(16,638,000)	5,357,000	24,407,000	(8,966,000)	8,081,000
Cash and cash equivalents-beginning of year	25,751,000	1,344,000	1,344,000	10,310,000	2,229,000
Cash, cash equivalents and restricted cash-end of period	9,113,000	6,701,000	25,751,000	1,344,000	10,310,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	605,000	1,403,000	3,332,000	2,147,000	114,000
Cash paid during the period for income taxes	187,000	0	262,000	105,000	33,000
OTHER NONCASH INVESTING AND FINANCING ACTIVITIES
Purchase of property and equipment not yet paid for			362,000	0	0
Property and equipment acquired via capital lease	0	578,000	7,416,000	0	207,000
Shares Issued in exchange for asset investment			179,000	0	350,000
Disposition of business interests	0	2,743,000
Issuance of warrants	0	1,556,000	1,620,000	2,291,000
Shares issued for services in connection with convertible debenture offering	0	62,000	75,000	0	0
Shares issued to acquiree in connection with reverse takeover			0	1,513,000	0
Issuance of subordinate voting shares in exchange for net assets acquired	43,259,000	0
Issuance of supervoting shares			(39,000)	40,000	0
Shares issued in connection with debt and accured interest conversion			0	0	13,006,000
Stock options issued associated with an acquisition			116,000	0	0
Liabilities assumed and receivable forgiveness in exchange for net assets acquired	2,910,000	0
Acquisition of private entities			$ 0	$ 1,028,000	$ 571,000
Debt and associated accrued interest converted to subordinate voting shares	$ 478,000	$ 0